Financial Risk Management Objectives and Policies - Additional Information (Details) - Foreign Currency Risk - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Percentage of foreign currency forward exchange contract	15.00%	22.00%	39.00%
Outstanding foreign currency forward exchange contracts	$ 0	$ 0	$ 0